Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2011	Feb. 01, 2012
Document And Entity Information
Entity Registrant Name	IMAGEWARE SYSTEMS INC
Entity Central Index Key	0000941685
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 678,989
Entity Common Stock, Shares Outstanding		67,898,916
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011